Matthews Asia Credit Opportunities Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 69.9%

	Face Amount*	Value

CHINA/HONG KONG: 33.3%
Honghua Group, Ltd.
6.375%, 08/01/22[b]	4,800,000	$4,751,736
Sino-Ocean Land Treasure III, Ltd.
4.900%[c], 09/21/22[b,d]	5,600,000	4,690,000
King Talent Management, Ltd.
5.600%[c], 12/04/22[b,d]	5,300,000	4,615,241
Franshion Brilliant, Ltd.
5.750%[c], 01/17/22[b,d]	4,700,000	4,443,818
KWG Group Holdings, Ltd.
5.875%, 11/10/24[b]	3,200,000	3,121,600
Wanda Group Overseas, Ltd.
7.500%, 07/24/22[b]	2,500,000	2,424,873
Wanda Properties International Co., Ltd.
7.250%, 01/29/24[b]	2,400,000	2,388,000
CIFI Holdings Group Co., Ltd.
5.950%, 10/20/25[b]	2,000,000	2,011,126
Logan Group Co., Ltd.
5.250%, 02/23/23[b]	1,500,000	1,493,246
KWG Group Holdings, Ltd.
7.400%, 03/05/24[b]	300,000	307,650

Total China/Hong Kong		30,247,290

INDONESIA: 15.6%
PB International BV
7.625%, 01/26/22[b]	5,300,000	4,481,150
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/24[b]	5,000,000	4,465,000
PT Adaro Indonesia
4.250%, 10/31/24[b]	2,600,000	2,528,500
PT Sri Rejeki Isman
7.250%, 01/16/25[b]	1,600,000	1,564,000
Theta Capital Pte, Ltd.
6.750%, 10/31/26[b]	1,500,000	1,178,114

Total Indonesia		14,216,764

INDIA: 12.1%
Tata Motors, Ltd.
5.875%, 05/20/25[b]	3,000,000	3,029,100
Network i2i, Ltd.
5.650%[c], 01/15/25[d,e]	3,000,000	3,000,000
ABJA Investment Co. Pte, Ltd.
5.450%, 01/24/28[b]	2,900,000	2,800,011
Network i2i, Ltd.
5.650%[c], 01/15/25[b,d]	2,200,000	2,200,000

Total India		11,029,111

SWITZERLAND: 4.0%
Syngenta Finance N.V.
5.676%, 04/24/48[b]	1,700,000	1,822,351
Syngenta Finance N.V.
5.182%, 04/24/28[b]	1,400,000	1,541,684
Syngenta Finance N.V.
4.892%, 04/24/25[e]	200,000	216,800

Total Switzerland		3,580,835

	Face Amount*	Value
AUSTRALIA: 2.5%
Australia & New Zealand Banking Group, Ltd.
6.750%[c], 06/15/26[b,d]	2,000,000	$2,288,080

Total Australia		2,288,080

PHILIPPINES: 2.4%
Jollibee Worldwide Pte, Ltd.
3.900%[c], 01/23/25[b,d]	1,556,000	1,377,060
Royal Capital BV
4.875%[c], 05/05/24[b,d]	782,000	781,023

Total Philippines		2,158,083

TOTAL NON-CONVERTIBLE CORPORATE BONDS		63,520,163

(Cost $64,317,365)

CONVERTIBLE CORPORATE BONDS: 16.0%

CHINA/HONG KONG: 16.0%
Bosideng International Holdings, Ltd., Cnv.
1.000%, 12/17/24[b]	4,900,000	4,281,375
Luye Pharma Group, Ltd., Cnv.
1.500%, 07/09/24[b]	4,100,000	4,009,308
Poseidon Finance 1, Ltd., Cnv.
0.000%, 02/01/25[b]	3,800,000	3,637,745
Baozun, Inc., Cnv.
1.625%, 05/01/24	2,800,000	2,577,032

Total China/Hong Kong		14,505,460

TOTAL CONVERTIBLE CORPORATE BONDS		14,505,460

(Cost $15,234,156)

FOREIGN GOVERNMENT OBLIGATIONS: 6.4%

VIETNAM: 6.4%
Viet Nam Debt & Asset Trading Corp.
1.000%, 10/10/25[b]	5,689,000	4,551,200
Socialist Republic of Vietnam
5.500%, 03/12/28	1,320,000	1,304,503

Total Vietnam		5,855,703

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		5,855,703

(Cost $5,833,969)

TOTAL INVESTMENTS: 92.3%		83,881,326
(Cost $85,385,490)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 7.7%		7,035,660

NET ASSETS: 100.0%		$90,916,986

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Matthews Asia Credit Opportunities Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

d	Perpetual security with no stated maturity date. First call date is disclosed.

e

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $3,216,800, which is 3.54% of net assets.

*	All Values in USD unless otherwise specified

Cnv.	Convertible

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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